Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Commitments And Contingencies [Abstract]
Summary of Contractual Obligations

Contractual obligations for 2024 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,698	5,742	4,765	5,468	19,673
Other lease obligations	349	761	792	1,902	3,804
Other contractual obligations	915	1,990	1,462	79	4,446
Total	4,962	8,493	7,019	7,449	27,923

Contractual obligations for 2023 consist of the following:

	Payments due by year
(Euros in thousands)	Less than 1 year	1 - 3 years	3 - 5 years	More than 5 years	Total
Lease liabilities	3,700	5,205	3,890	6,514	19,309
Other lease obligations	500	1,090	1,136	—	2,726
Total	4,200	6,295	5,026	6,514	22,035